Schedule of Pension Plans (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Current service cost	$ 173	$ 159	$ 655	$ 678
Interest cost	51	50	213	129
Expected return on plan assets	(98)	(69)	(296)	(194)
Actuarial loss / (gain) recognized	(13)	(39)	(161)	(179)
Actuarial loss / (gain) recognized because of settlement			(341)	(699)
Amortization of prior service credit	(36)	(35)	(145)	(135)
Net charge to statement of operations	$ 77	$ 66	$ (75)	$ (400)